Revenues	9 Months Ended
Mar. 31, 2014
Revenues.
Revenues

13. Revenues

Revenues comprise the following for the period July 1, 2013 to March 31, 2014:

Time charter revenue	17,602,137
Voyage charter revenue	11,210,785
Other revenue	820,778
Total	29,633,700

Included in time charter revenue is $6,122,695, representing the profit-sharing element of the time charter agreements. Other revenue represents demurrage income and income from charterers relating to reimbursement of expenses such as costs for security guards and war risk insurance.